Accrued liabilities and other payables	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
16. Accrued liabilities and other payables

	As of
	December 31
(in thousands of U.S. dollars)	2015	2014
Accrued administrative expenses	$1,067	$400
Accrued operating expense	3,242	2,247
Current tax payable	136	505
Warranty provision (notes 6, 17 and 20)	929	2,000
Current portion of advance for refundable value added tax (note 10)	2,795	2,318
Other accrued liabilities	1,998	339
Other payables	10,615	5,556
Total accrued liabilities and other payables	$20,782	$13,365